INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories, net consist of the following:

	December 31,	December 31,
	2024	2023
Real estate inventories
Real estate properties held for sale	7,560,884	4,184,787
Real estate properties under development	15,563,827	12,458,998
Subtotal	23,124,711	16,643,785

Solar power plants inventories
Solar power panels and supplies	4,338	8,264
Solar power plants under construction	16,826	153,950
Solar power plants held for sale	180,003	10,682
Subtotal	201,167	172,896

Container inventories
Raw materials	1,518	1,215
Finished goods	27,595	27,595
Subtotal	29,113	28,810

Others	8,724	4,444
Inventories, gross	23,363,715	16,849,935
Less: write-down of inventories	(15,638)	-
Inventories, net	23,348,077	16,849,935